Net Finance (Expense) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Finance (Expense) Income [Abstract]
Interest on lease liabilities	$ 1,213	$ 868	$ 1,033
Interest expense			$ 1,601